Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Passenger revenues:
Fare revenues	$ 1,301,750	$ 1,517,106	$ 1,650,287
Other passenger revenues	1,580,665	1,492,593	1,473,237
Total passenger revenue	2,882,415	3,009,699	3,123,524
Non-passenger revenues:
Other non-passenger revenues	134,483	111,551	115,424
Cargo	20,618	20,626	20,025
Total operating revenues	3,037,516	3,141,876	3,258,973
Other operating income (Note 22)	(222,256)	(206,444)	(54,710)
Fuel expense (Note 3a)	885,520	893,987	1,165,078
Landing, take-off and navigation expenses	544,298	492,507	503,366
Salaries and benefits	451,096	411,253	386,723
Depreciation of right-of-use assets (Note 14)	448,570	409,935	362,015
Aircraft and engine variable lease expenses (Note 14)	196,082	135,155	103,845
Sales, marketing and distribution expenses	144,208	169,472	167,341
Maintenance expenses	129,930	100,426	98,445
Other operating expenses (Note 22)	116,901	139,248	169,864
Depreciation and amortization (Notes 12 and 13)	208,176	183,115	134,296
Operating income	134,991	413,222	222,710
Finance income (Note 23)	47,841	49,444	38,222
Finance cost (Note 23)	(314,139)	(293,639)	(219,343)
Foreign exchange gain (loss) net (Note 3b)	13,059	13,662	(34,147)
(Loss) income before income tax	(118,248)	182,689	7,442
Income tax benefit (expense) (Note 20)	14,376	(56,314)	377
Net (loss) income	$ (103,872)	$ 126,375	$ 7,819
(Loss) earnings per share basic:	$ (0.090)	$ 0.110	$ 0.007
(Loss) earnings per share diluted:	$ (0.090)	$ 0.108	$ 0.007